EuroPac Hard Asset Fund Class A NASDAQ Symbol: EPHAX

Summary Prospectus	March 6, 2012

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and Statement of Additional Information and other information about the Fund online at www.europacificfunds.com/invest.html.  You may also obtain this information at no cost by calling 1-888-558-5851 or by sending an e-mail request to info@europacificfunds.com. The Fund's Prospectus and Statement of Additional Information, both dated March 1, 2012, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Fund’s investment objectives are appreciation of capital and protection against inflation and secondarily current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Schedule” on page 47 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	4.50%
Maximum deferred sales charge (load)	None
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	2.00%
Wire fee	$20
Overnight check delivery fee	$15
Retirement account annual maintenance fee and full redemption fee requests	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)

Management fees	1.15%
Distribution (Rule 12b-1) Fee	0.25%
Other expenses1	2.07%
Acquired fund fees and expenses1	0.10%
Total annual fund operating expenses	3.57%
Fee waiver and/or expense reimbursements2	(1.72%)
Total annual fund operating expenses after fee waiver and/or expense reimbursements1,2	1.85%

1
The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

2
The Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividend and interest expense on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 1.75% of average daily net assets of the Fund.  This agreement is in effect until March 1, 2013, and it may be terminated before that date only by the Trust’s Board of Trustees.  The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EuroPac Hard Asset Fund:

One Year	Three Years	Five Years	Ten Years
$620	$1,315	$2,031	$3,920

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the period from June 30, 2011 (commencement date) to October 31, 2011, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio

Principal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in hard asset securities of companies located in Europe and the Pacific Rim.  The Fund’s advisor defines hard asset securities as equity and fixed income securities of companies that derive at least 50% of gross revenue or profit from production or distribution of precious metals, natural resources, real estate or other commodities. The Fund’s advisor considers a country to be part of Europe if its index is part of the MSCI European indexes or part of the Pacific Rim if any of its borders touches the Pacific Ocean.  The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it may invest more of its assets in fewer positions than "diversified" mutual funds.  The Fund may invest in securities, including sovereign debt securities, denominated in U.S. dollars or in foreign currencies.

The Fund may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Fund will invest in large-, mid-, and small-capitalization companies that are considered by the Fund’s advisor to be value oriented and dividend paying companies.  The Fund's investments in equity securities will include common stock and may include preferred stock, convertible securities, warrants and options on equities and stock indices.  The Fund may also invest in exchange-traded funds ("ETFs"), which are investment companies that invest in portfolios of securities designed to track particular market segments or indices and whose shares are bought and sold on securities exchanges.  The Fund may also invest in real estate investment trust (“REITs”) which are securities that sells like a stock on the major exchanges and invests in real estate directly, either through properties or mortgages.

The Fund may invest in precious metals and inflation linked floating rate bonds denominated in foreign currencies.  The Fund will normally invest in bonds that have remaining maturities at the time of purchase of five years or less, and short duration of less than 1 1/2 years.  Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Although the Fund may invest in bonds rated in any category, it will primarily invest in investment grade securities.

The Fund may use derivatives, such as commodity futures and currency and interest rate futures, as a hedge (to offset risks associated with an investment, currency exposure, or market conditions) and to earn income and enhance returns.

In selecting investments for the Fund, the Advisor seeks to identify hard asset securities and other securities in countries and currencies that will be most effective as a hedge against inflation and the U.S. dollar weakness, and provide the best potential for capital appreciation, given the outlook on the economy.   In making this determination the Advisor will assess the current world economic climate, and the potential for growth and inflation. The advisor will also attempt to target countries and currencies that it believes will provide long term capital appreciation and provide reliable protection against inflation and U.S. dollar weakness.

When current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality fixed income securities.  When the Fund takes a temporary defensive position, it may not achieve its investment objective.

Principal Risks of Investing
The Fund’s principal risks are mentioned below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk of Equity Securities.  Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in the issuer’s financial condition and prospects and on overall market and economic conditions.  The Fund’s share price may be affected by an overall decline in the stock market. In addition, the Fund’s investments may underperform particular sectors of the equity market or the equity market as a whole.

Small or Mid-Cap Company Risk.  Investments in securities of small and mid-sized companies may involve greater risks than investing in large capitalization companies because small and mid-sized companies generally have limited track records and their shares tend to trade infrequently or in limited volumes. Additionally, investment in common stocks, particularly small and mid-sized company stocks, can be volatile and cause the value of the Fund’s shares to go up and down, sometimes dramatically.

Market Risk of Fixed Income Securities.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.  Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.  The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Hard Asset Sectors Risk. The Fund may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Fund may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting hard asset sectors (such as the precious metals, natural resources, and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Foreign Investment Risk.  Foreign investment risks include foreign security risk, foreign currency risk and foreign sovereign risk.  The prices of foreign securities may be more volatile than those of U.S. securities because of unfavorable economic conditions, political developments, and changes in the regulatory environment of foreign countries.  Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in securities denominated in foreign currencies are subject to currency risk, which means that the value of those securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations.  The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Geographic Risk related to Europe.  The Fund will be more susceptible to the economic, market, political and local risks of the European region than a fund that is more geographically diversified. Europe includes both developed and emerging markets. Most Western European countries are members of the European Union, which imposes restrictions on inflation rates, deficits and debt levels. Unemployment in Europe has historically been high. Many Eastern European countries continue to move toward market economies, however, their markets remain relatively underdeveloped.

Geographic Risk related to Pacific Rim. The Fund will be more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Pacific Rim region than a fund that is more geographically diversified. The Pacific Rim region includes countries in all stages of economic development; however, it has a higher prevalence of “emerging market” countries as compared to other regions of the world. Such emerging countries can be characterized as having less-developed legal and financial structures, over-extensions of credit, currency devaluations and restrictions, high inflation and unemployment. The region has historically been highly dependent on global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship creates a risk with this dependency on global growth. The respective stock markets tend to have a larger prevalence of smaller companies which are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights, and corporate governance standards are also common for the region.

Emerging Market Risk.  Many of the risks with respect to foreign investments are more pronounced for investments in developing or emerging market countries. Emerging market countries may have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed securities markets and legal systems.  In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems than the United States.

Credit Risk.  An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Interest Rate Risk.  Changes in interest rates will affect the value of the Fund’s investments in fixed income securities and preferred stock.  Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities.

Liquidity Risk.  Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some of the investments that it holds, or may only be able to sell those investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in emerging market countries.

Derivatives Risk. To the extent the Fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses resulting from leverage. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

Non-Diversification Risk.  The Fund is non-diversified, which means the Fund may focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Management Risk.  The Fund is an actively managed portfolio, and the value of the Fund’s investments may be reduced if the Fund’s advisor pursues unsuccessful investment strategies, fails to correctly identify market risks affecting the broader economy or specific companies in which the Fund invests, or otherwise engages in poor selection of investments for the Fund.

Performance
The Fund does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Investment Advisor
Euro Pacific Asset Management, LLC (the “Advisor”)

Portfolio Manager
James Nelson, CFA, Portfolio Manager, has been the portfolio manager of the Fund since its inception on June 30, 2011.

Purchase and Sale of Fund Shares
To purchase shares of the Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Direct Regular Accounts	$2,500	$250
Direct Retirement Accounts	$2,500	$250
Automatic Investment Plan	$2,500	$250
Gift Account For Minors	$2,500	$250

Fund shares are redeemable on any business day by written request or by telephone.

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.